Retirement Benefits - Schedule of Changes in Projected Benefit Obligations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning of year	$ 46.0	$ 52.7	$ 52.7	$ 46.8
Service cost	0.3	0.4	1.7	1.5	1.3
Interest cost	0.6	0.5	2.0	2.2	2.2
Actuarial (gain) loss			(5.1)	2.7
Benefits paid			(1.6)	(2.2)
Cumulative translation adjustments			(3.7)	1.7
Benefit obligation, end of year			$ 46.0	$ 52.7	$ 46.8